Proposed Acquisition of Delaware Bancshares, Inc. (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 10, 2016	Dec. 31, 2015
Subsequent Event, Date		Mar. 10, 2016
Subsequent Event [Member] | Delaware Bancshares and NBDC Bank Proposed Acquisition [Member]
Business Acquisition, Share Price	$ 16.68
Business Acquisition, shares exchanged	0.6221
Business Combination, Contingent Consideration, Asset, Current	$ 615
Subsequent Event [Member] | Delaware Bancshares and NBDC Bank Proposed Acquisition [Member] | Maximum [Member]
Percent of cash consideration	25.00%
Percent decline in market value resulting in possible termination	20.00%